Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

(a) Organization

PS International Group Ltd. (the “Company”) was incorporated under the laws of the Cayman Islands on September 12, 2023. PSI is a company formed for the purposes of consolidating a group of operating business in the freight and logistics industry under one parent to maximize operational and financial synergies. The Company is a holding company and conducts its businesses primarily through its subsidiaries. In these audited consolidated financial statements, where appropriate, the term “Company” also refer to its subsidiaries as a whole. The Company provides logistics and freight handling services.

Profit Sail Int’l Express (H.K.) Limited (“PSIHK”) and Business Great Global Supply Chain Limited (“BGG”), incorporated under laws of Hong Kong and commenced its operations on May 27, 1993 and November 11, 2016, respectively, are the major business component of the Company. PSIHK and BGG are engaged in the provision of logistics and freight handling services. The Company holds a 99.2% equity interest in PSIHK, with the remaining 0.8% interest accounted for as a non-controlling interest. The Company holds 100% equity interest in BGG.

Business Combination

On July 18, 2024 (the “Closing Date”), the Company consummated the previously announced business combination pursuant to the Business Combination Agreement, dated December 27, 2023 (the “Business Combination Agreement”), by and among (i) the Company, (ii) AIB Acquisition Corporation, a Cayman Islands exempted company (“AIB”), (iii) PSI Group Holdings Ltd, a Cayman Islands exempted company (“PSI”), (iv) AIB LLC, a Delaware limited liability company (the “Sponsor”), (v) PSI Merger Sub I Limited, a Cayman Islands exempted company (“PSI Merger Sub I”), and (vi) PSI Merger Sub II Limited, a Cayman Islands exempted company (“PSI Merger Sub II”).

Pursuant to the Business Combination Agreement, (a) PSI Merger Sub I merged with and into PSI (the “First Merger”) on July 16, 2024, with PSI surviving the First Merger as a wholly-owned subsidiary of the Company and the outstanding shares of PSI being converted into the right to receive ordinary shares of the Company, and (b) PSI Merger Sub II merged with and into AIB (the “Second Merger”, and together with the First Merger, the “Mergers” or “Business Combination”) on July 18, 2024, with AIB surviving the Second Merger as a wholly-owned subsidiary of the Company and the outstanding securities of AIB being converted into the right to receive substantially equivalent securities of the Company.

As a result of the Mergers, (a) each of the ordinary shares of PSI that were issued and outstanding immediately prior to the effective time of the First Merger was cancelled and converted into (i) the right to receive 90% of such number of ordinary shares of the Company equal to the Exchange Ratio, and (ii) the contingent right to receive 10% of such number of ordinary shares of the Company equal to the Exchange Ratio in accordance with the Business Combination Agreement and an Escrow Agreement, dated July 16, 2024, by and between the Company, the Sponsor and Continental Stock Transfer & Trust Company, as escrow agent. Each ordinary share of AIB that was issued and outstanding immediately prior to the effective time of the Second Merger was cancelled and converted automatically into the right to receive one ordinary share of the Company. Each issued and outstanding right to receive one-tenth (1/10) of one Class A ordinary share of AIB upon the completion of the Business Combination (“AIB Right”) was automatically converted into one-tenth of one ordinary share of the Company, provided that the Company did not issue fractional shares in exchange for the AIB Rights. As used herein, the “Exchange Ratio” equals to 100.

On July 19, 2024, ordinary shares of the Company commenced trading on The Nasdaq Capital Market under the symbol “PSIG.”

PSI was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805. This determination was primarily based on PSI’s stockholders prior to the Business Combination having a majority of the voting interests in the combined company, PSI’s operations comprising the ongoing operations of the combined company, and PSI’s senior management comprising the senior management of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of PSI’s issuing stock for the net liabilities of AIB, accompanied by a recapitalization. The net liabilities of AIB are stated at historical cost, with no goodwill or other intangible assets recorded.

While the Company was the legal acquirer in the Business Combination, because PSI was deemed the accounting acquirer, the historical financial statements of PSI became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of PSI prior to the Business Combination; (ii) the combined results of the Company and PSI following the closing of the Business Combination; (iii) the assets and liabilities of PSI at their historical cost; and (iv) the Company’s equity structure before and after the Business Combination.

In accordance with applicable guidance, the equity structure has been restated in all comparative periods to reflect the number of shares of the Company’s common shares, issued to PSI’s shareholders in connection with the First Merger. As such, the shares and corresponding capital amounts and earning related to PSI’s ordinary shares prior to the Business Combination have been restated as shares reflecting the Exchange Ratio established in the Business Combination Agreement.

AIB was deregistered on August 6, 2025. Such change in the group structure did not have material impact to the audited consolidated financial statements of the Company.

Reverse Stock Split

On October 6, 2025, the Company effected a reverse stock split of the Company’s issued and outstanding ordinary shares, by a ratio of 8-to-1 (the “Reverse Stock Split”). Accordingly, all ordinary shares, warrants and stock options, as well as per share information, for all periods presented in the audited consolidated financial statements and notes thereto have been adjusted retrospectively to reflect this Reverse Stock Split. The Reverse Stock Split increased the par value share of the Company’s ordinary shares to $0.0008.

Private Placement

On November 7, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain purchasers (the “Purchasers”) identified therein for a private placement (the “Private Placement”) of up to 5,332,216 units, each consisting of (i) one ordinary share, par value $0.0008 per share (the “Ordinary Shares”), of the Company (or at the election of the purchaser, one pre-funded warrant (the “Pre-Funded Warrant”) in lieu thereof) and (ii) one warrant (the “Warrant,” and collectively with the Ordinary Shares and the Pre-Funded Warrant, the “Securities”) to purchase up to two Ordinary Shares, at an offering price of $1.80 per unit. The closing of the Private Placement took place on November 12, 2025 and the Company issued to the Purchasers 5,332,216 Ordinary Shares and Warrants to purchase up to 10,664,432 additional Ordinary Shares for aggregate gross proceeds of $9,597,989 and net proceeds of $8,574,364 after deducting placement agent fees and other offering expenses payable by the Company, and excluding any proceeds from the exercise of any Warrant.

Pursuant to the Securities Purchase Agreement, the Warrant became exercisable on their initial exercise date and will expire 5 years from the date of issuance. The exercise price per Ordinary Share purchasable upon exercise of the Warrant is $2.16 per Ordinary Share. The exercise price of the Warrant and number of Ordinary Shares issuable upon exercise are subject to appropriate adjustment in the event of share dividends, share splits, share combinations, reorganizations or similar events affecting the Ordinary Shares. Each Warrant is exercisable at the option of the Purchasers at any time on or after the issuance date until the five-year anniversary of the issuance date.

(b) Principal activities

The Company is a freight forwarding service provider with networks across the globe. The Company conducts its operations through PSIHK and BGG (collectively the “Operating Subsidiaries”) in Hong Kong.

The Operating Subsidiaries provide air and ocean export and import freight forwarding services with optional ancillary logistics related services (such as cargo pick up, cargo handling at ports and local transportation) and warehousing related services (such as repackaging, labelling, palletization, preparation of shipping documentation, arrangement of customs clearance and warehousing) to meet the requirements of the customers.

Generally, the Company’s services are divided into air freight forwarding services and ocean freight forwarding services.